Notes to the statement of financial position - Goodwill and other intangible assets schedule, amortization (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, Beginning of Period	€ (126,496)
Intangible assets and goodwill, End of Period	(107,481)	€ (126,496)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, Beginning of Period	(48,512)
Intangible assets and goodwill, End of Period	(48,512)	(48,512)
Developed Technology and Patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, Beginning of Period	(35,712)
Intangible assets and goodwill, End of Period	(32,375)	(35,712)
Customer Relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, Beginning of Period	(22,750)
Intangible assets and goodwill, End of Period	(15,359)	(22,750)
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, Beginning of Period	(10,987)
Intangible assets and goodwill, End of Period	(9,840)	(10,987)
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, Beginning of Period	(8,535)
Intangible assets and goodwill, End of Period	(1,395)	(8,535)
Amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, Beginning of Period	104,005	83,255
Currency translation	(3,219)	946
Amortization Expense	18,915	19,821
Impairment Segment Restructruing		(6)
Disposals	(66)	(11)
Intangible assets and goodwill, End of Period	119,635	104,005
Amortization | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, Beginning of Period	0	0
Currency translation	0	0
Amortization Expense	0	0
Impairment Segment Restructruing		0
Disposals	0	0
Intangible assets and goodwill, End of Period	0	0
Amortization | Developed Technology and Patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, Beginning of Period	20,188	16,461
Currency translation	0	0
Amortization Expense	3,727	3,727
Impairment Segment Restructruing		0
Disposals	0	0
Intangible assets and goodwill, End of Period	23,915	20,188
Amortization | Customer Relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, Beginning of Period	42,054	34,757
Currency translation	(25)	31
Amortization Expense	6,984	7,266
Impairment Segment Restructruing		0
Disposals	0	0
Intangible assets and goodwill, End of Period	49,013	42,054
Amortization | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, Beginning of Period	6,213	5,066
Currency translation	0	0
Amortization Expense	1,147	1,147
Impairment Segment Restructruing		0
Disposals	0	0
Intangible assets and goodwill, End of Period	7,360	6,213
Amortization | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, Beginning of Period	35,550	26,971
Currency translation	(3,194)	915
Amortization Expense	7,057	7,681
Impairment Segment Restructruing		(6)
Disposals	(66)	(11)
Intangible assets and goodwill, End of Period	€ 39,347	€ 35,550